Contingent liabilities and other financial commitments	12 Months Ended
Dec. 31, 2024
Contingencies And Other Financial Commitments [Abstract]
Contingent liabilities and other financial commitments	Contingent Liabilities and Other Financial Commitments
Contingent Liabilities
Our contingent liabilities include, but are not limited to, intellectual property disputes and contractual disputes regarding, among other things, the interpretation of each party’s obligations or the amounts payable under the respective agreements, product-related disputes and actions by or on behalf of our shareholders.
From time to time, in the normal course and conduct of our business, we may be involved in proceedings with third parties about considering, for example, the use and/or remuneration for use of such third party’s intellectual property. As of December 31, 2024, none of the intellectual property-related considerations outlined below, of which we have either been notified, or for which potential claims could be brought against us or our subsidiaries in the future, fulfill the criteria for recording a provision.
We are subject to an increasing number of product-related disputes. Our product liability claims often involve highly complex issues related to medical causation, correctness and completeness of product information
(Summary of Product Characteristics/package leaflet) as well as label warnings and reliance thereon, scientific evidence and findings, actual and provable defectiveness and injury, and other matters. These complexities vary from matter to matter. As of December 31, 2024, none of these claims fulfill the criteria for recording a provision.
We are currently subject to certain claims by or on behalf of our shareholders. As of December 31, 2024, these claims do not fulfill the criteria for recording a provision.
Substantially all of our contingent liabilities are subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss can be complex. Consequently, we are unable to estimate the range of reasonably possible loss. Our assessments, which result from a complex series of judgments about future events and uncertainties, are based on estimates and assumptions that have been deemed reasonable by management, but that may prove to be incomplete or inaccurate, and unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions. We currently do not believe that any of these matters will have a material adverse effect on our financial position, and will continue to monitor the status of these and other claims that may arise. However, we could incur judgments, enter into settlements or revise our expectations regarding the outcome of matters, which could have a material adverse effect on our results of operations and/or our cash flows in the period in which the amounts are accrued or paid. We will continue to evaluate whether, if circumstances were to change in the future, the recording of a provision may be needed and whether potential indemnification entitlements exist against any such claim.
Certain pending matters to which we are a party are discussed below.
Alnylam Proceedings
In March 2022, Alnylam Pharmaceuticals, Inc., or Alnylam, filed a lawsuit against Pfizer and Pharmacia & Upjohn
Co. LLC in the U.S. District Court for the District of Delaware alleging that an existing patent owned by Alnylam,
U.S. Patent No. 11,246,933, or the ‘933 Patent, is infringed by the cationic lipid used in Comirnaty, and seeking monetary relief, which is not specified in their filings. We filed a counterclaim to become party to the Alnylam proceeding, and in June 2022, Alnylam added to its claims allegations that we induced infringement of the ‘933
Patent. Additionally, in July 2022, Alnylam filed a lawsuit against us, our wholly owned subsidiary, BioNTech
Manufacturing GmbH, Pfizer and Pharmacia & Upjohn Co. LLC in the U.S. District Court for the District of
Delaware alleging that we also induced infringement of a newly issued patent, U.S. Patent No. 11,382,979, or the ‘979 Patent, which is a continuation of the ‘933 Patent. The two lawsuits were consolidated on July 28, 2022.
In May 2023, Alnylam filed a third lawsuit against Pfizer Inc. and Pharmacia & Upjohn Co. LLC in the U.S.
District Court for the District of Delaware alleging infringement of U.S. Patent Nos. 11,633,479; 11,633,480;
11,612,657; and 11,590,229, all of which are continuations of the ‘933 Patent. We filed a counterclaim to become party to the new proceeding, and in July 2023, Alnylam added to its claims allegations that we induced infringement of the four new patents. All of the lawsuits have been consolidated into a single proceeding, which is currently expected to go to trial in July 2025.
We believe we have strong defenses against the allegations claimed relative to each of the patents and intend to vigorously defend ourselves in the proceedings mentioned above. However, our analysis of Alnylam’s claims is ongoing and complex, and we believe the outcome of the suit remains substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
CureVac Proceedings
Infringement Proceedings – EP’122, DE’961, DE‘974, DE’575, and EP’668
In July 2022, CureVac AG (CureVac) filed a lawsuit against us and our wholly owned subsidiaries, BioNTech
Manufacturing GmbH and BioNTech Manufacturing Marburg GmbH, in the Düsseldorf Regional Court, alleging
Comirnaty’s infringement of one European patent, EP1857122B1, or EP’122, and three Utility Models
DE202015009961U1, DE202015009974U1, and DE202021003575U1. In August 2022, CureVac AG added
European Patent EP3708668B1, or EP’668, to its German lawsuit.
On August 15, 2023, the Düsseldorf Regional Court held a hearing on infringement with respect to all five IP rights. At the hearing, the Court suspended its infringement ruling with respect to EP’122 until December 28,
2023. On September 28, 2023, the Court issued orders suspending its infringement rulings with respect to the remaining four IP rights (DE’961, DE’974, DE’575, and EP’668) pending validity decisions in the DE’961,
DE’974, and DE’575 cancellation proceedings before the German Patent and Trademark Office and in the
EP’668 opposition proceedings before the Opposition Division of the European Patent Office, or EPO. In the
September 28th orders, the Court explained that it was suspending its infringement rulings until validity decisions are reached, while contemporaneously noting concerns regarding the validity of DE’961, DE’974, DE’575, and
EP’668. On December 28, 2023, the Düsseldorf Regional Court stayed the infringement proceedings as to
EP’122 until a final appellate decision is rendered as to the validity of EP’122 by the Federal Court of Justice. On
June 7, 2024, CureVac AG waived DE’575 and withdrew this utility model from the infringement proceedings. On
July 2, 2024, the EPO Opposition Division issued a preliminary opinion noting that it believes EP’668 is likely invalid, and set an oral hearing for March 2025.
Infringement Proceedings – EP’755, DE’123, and DE’130
In July 2023, CureVac filed a second lawsuit against us and our wholly owned subsidiaries, BioNTech
Manufacturing GmbH and BioNTech Manufacturing Marburg GmbH, in the Düsseldorf Regional Court, alleging
Comirnaty’s infringement of one European patent, EP4023755B1, or EP’755, and two Utility Models
DE202021004123U1, and DE202021004130U1. On June 7, 2024, CureVac waived DE’123 and withdrew this utility model from the infringement proceedings. A hearing on infringement with respect to EP’755 and DE’130 that was scheduled to occur in the Düsseldorf Regional Court on September 10, 2024 was rescheduled for July
2025 and the Court suspended its infringement ruling with respect to DE’130 until a validity decision was reached in the co-pending cancellation proceeding before the German Patent and Trademark Office. On July 24,
2024, the EPO Opposition Division issued a preliminary opinion noting that it believes EP’755 is likely invalid, and set an oral hearing for May 2025.
Nullity Proceedings – EP’122
In September 2022, we filed a nullity action in the Federal Patent Court of Germany seeking a declaration that
EP’122 is invalid. In April 2023, the Federal Patent Court of Germany issued a preliminary opinion in the EP’122 nullity action in support of the validity of EP’122. The preliminary opinion did not address any infringement of
EP’122. The preliminary opinion is a preliminary assessment by the court of the merits of a claim, and is non-
binding. On December 19, 2023, the Federal Patent Court held an oral hearing, after which it nullified EP’122.
On April 30, 2024, the Federal Patent Court issued a judgment containing its written reasons for nullifying
EP’122. On May 7, 2024, CureVac appealed the judgment, which is currently pending.
Cancellation Proceedings – DE’961, DE‘974, and DE’575
In November 2022, we filed cancellation actions seeking the cancellation of the three German Utility Models in the German Patent and Trademark Office. On December 27, 2023, the German Patent and Trademark Office
issued a preliminary opinion that DE’974 is likely to be cancelled. On January 23, 2024, the German Patent and
Trademark Office issued a preliminary opinion that DE’961 is likely to be cancelled based on invalidity pursuant to para. 1 (2) no. 5 Utility Model Act. On March 7, 2024, the German Patent and Trademark Office issued a preliminary opinion that DE’575 is likely to be cancelled. On June 6, 2024, CureVac submitted a written statement to the German Patent and Trademark Office waiving DE’575. On June 12, 2024, we withdrew our request for cancellation of DE’575. On June 25 and 26, 2024, the German Patent and Trademark Office heard oral arguments regarding DE’961 and DE’974, and at the conclusion of the hearing on June 26, 2024, confirmed that both DE’961 and DE’974 were cancelled. In November 2024, the German Patent and Trademark Office
issued its written decisions cancelling DE’961 and DE’974. CureVac has filed an appeal in both cancellation proceedings, which are currently pending.
Cancellation Proceedings– DE’123 and DE’130
In November 2023, we filed cancellation actions seeking the cancellation of German Utility Models DE’123 and
DE’130 in the German Patent and Trademark Office. On June 6, 2024, CureVac submitted a written statement to the German Patent and Trademark Office waiving DE’123. On June 12, 2024, we withdrew our request for cancellation of DE’123. On December 5, 2024, the German Patent and Trademark Office issued a preliminary opinion that DE’130 is likely to be cancelled.
United States
In July 2022, we and Pfizer filed a complaint for a declaratory judgment in the U.S. District Court for the District of Massachusetts, seeking a judgment of non-infringement by Comirnaty of U.S. Patent Nos. 11,135,312;
11,149,278; and 11,241,493. In May 2023, the action in the U.S. District Court for the District of Massachusetts
was transferred to the U.S. District Court for the Eastern District of Virginia, where CureVac filed counterclaims asserting infringement of six additional U.S. patents, U.S. Patent Nos. 10,760,070; 11,286,492; 11,345,920;
11,471,525; 11,576,966; and 11,596,686. In July 2023, CureVac filed amended counterclaims to assert an additional U.S. patent, U.S. Patent No. 11,667,910. In June 2024, CureVac voluntarily dismissed with prejudice its claims of infringement with respect to the ‘493, ‘525, and ‘966 patents. Currently, a three-week jury trial is scheduled to begin on March 3, 2025, and an one-week bench trial regarding the prosecution laches defense is scheduled to begin on April 15, 2025.
United Kingdom
In September 2022, we and Pfizer filed a declaration of non-infringement and revocation action against EP’122 and EP’668 in the Business and Property Courts of England and Wales, in the UK High Court of Justice, or the
UK High Court. In October 2022, CureVac responded by filing a counterclaim alleging infringement of the EP’122 and EP’668 patents in the Business and Property Courts of England and Wales, in the UK High Court. On
December 18, 2023, we and Pfizer amended our pleadings to add a claim for revocation and declarations of invalidity and non-infringement with respect to EP’755. The UK High Court held a trial on EP’668 and EP’755 between July 10, 2024 and July 24, 2024. On October 8, 2024, the UK High Court released a judgment finding both EP’668 and EP’755 invalid. The UK High Court held a hearing on November 15, 2024, during which it denied CureVac permission to appeal the judgment. On December 5, 2024, CureVac sought permission from the
UK Appeals Court to appeal the judgment. With respect to EP’122, on October 25, 2024, CureVac agreed to a final and unappealable revocation of the UK designation of EP’122 and to discontinue its counterclaim for infringement.
We believe we have strong defenses against the allegations claimed relative to each of the patents and utility models and intend to vigorously defend ourselves in the proceedings mentioned above. However, our analysis of
CureVac’s claims is ongoing and complex, and we believe the ultimate outcomes remain substantially uncertain.
Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
Moderna Proceedings
Germany
Infringement Proceedings – EP’949 and EP’565
In August 2022, Moderna filed a lawsuit against us and our wholly owned subsidiaries, BioNTech Manufacturing
GmbH, BioNTech Europe GmbH and BioNTech Manufacturing Marburg GmbH, as well as Pfizer, Pfizer
Manufacturing Belgium NV and Pfizer Ireland Pharmaceuticals in the Düsseldorf Regional Court alleging
Comirnaty’s infringement of two European patents, 3590949B1, or EP’949, and 3718565B1, or EP’565. On
November 7, 2023, the Opposition Division of the EPO revoked EP’565 after a one-day oral hearing, and on
December 7, 2023, it issued its written decision revoking EP’565. On December 8, 2023, the Opposition Division
issued a preliminary opinion noting that it believes EP’949 is likely invalid. As a result of those developments in the EPO proceedings, the Düsseldorf Regional Court postponed its hearing on infringement with respect to
EP’949, originally scheduled for December 12, 2023, to January 21, 2025. On February 7, 2024, Moderna
appealed the Opposition Division’s revocation decision on EP’565, and the appeal is currently pending. On May
16, 2024, the Opposition Division decided that EP’949 is valid, in amended form, and issued its written decision regarding the same on July 8, 2024. BioNTech appealed this decision, and the appeal is currently pending.
United Kingdom
In August 2022, Moderna filed a lawsuit asserting Comirnaty’s infringement of EP’949 and EP’565 against us and our wholly owned subsidiaries, BioNTech Manufacturing GmbH, BioNTech Europe GmbH and BioNTech
Manufacturing Marburg GmbH, and Pfizer Limited, Pfizer Manufacturing Belgium NV and Pfizer Inc. in the
Business and Property Courts of England and Wales, in the UK High Court. In September 2022, we and Pfizer
filed a revocation action in the Business and Property Courts of England and Wales requesting revocation of
EP’949 and EP’565.
The UK High Court held a trial between April 22, 2024, and May 21, 2024. On July 2, 2024, the UK High Court
released two judgments. The first judgment concerns the validity of EP’949 and EP’565. In this first judgment, the UK High Court found that EP’565 is invalid and therefore not infringed, while EP’949 is valid and infringed.
The second judgment concerns whether Moderna’s October 2020 commitment not to “enforce [its] COVID-19 related patents against those making vaccines intended to combat the pandemic,” or the Patent Pledge, amounted to a consent under UK law to carry out any acts that would otherwise amount to patent infringement.
With respect to this judgment, the UK High Court found that Moderna’s Patent Pledge amounted to consent to carry out activities that might otherwise infringe its patents prior to March 2022, but not after March 2022.
The UK High Court held a hearing on September 25, 2024, during which it granted Pfizer and BioNTech permission to appeal its judgment regarding the validity of EP’949, and denied Moderna permission to appeal its judgment regarding validity of EP’565. On October 16, 2024, Moderna sought permission from the UK Appeals
Court to appeal the EP'565 judgment. On November 11, 2024, the UK Appeals Court denied Moderna’s application to appeal; accordingly, the UK designation of EP'565 is finally revoked with no further opportunity to appeal in the UK. No party sought permission to appeal the UK High Court’s judgment on the patent pledge.
United States
U.S. District Court Litigation
In August 2022, Moderna filed a lawsuit in the U.S. District Court for the District of Massachusetts against us and our wholly owned subsidiaries BioNTech Manufacturing GmbH and BioNTech US Inc. and Pfizer Inc. alleging
Comirnaty’s infringement of U.S. Patent Nos. 10,898,574; 10,702,600 and 10,933,127 and seeking monetary relief. On April 12, 2024, the U.S. District Court for the District of Massachusetts stayed the litigation pending resolution of the inter partes review of U.S. Patent Nos. 10,702,600 and 10,933,127.
Inter Partes Review
In August 2023, Pfizer and we filed petitions seeking inter partes review of U.S. Patent Nos. 10,702,600 and
10,933,127 before the United States Patent Trial and Appeal Board, or the PTAB. On March 6, 2024, the PTAB
issued decisions instituting inter partes review proceedings on all challenged claims of U.S. Patent Nos.
10,702,600 and 10,933,127. An oral hearing on the merits occurred on December 10, 2024, and a first-instance decision by the PTAB is expected by March 2025.
Netherlands
In September 2022, Moderna filed a lawsuit against us and our wholly owned subsidiary BioNTech
Manufacturing GmbH and Pfizer B.V., Pfizer Export B.V., C.P. Pharmaceuticals International C.V. and Pfizer Inc.
in the District Court of The Hague alleging Comirnaty’s infringement of EP‘949 and EP’565. The District Court of the Hague held a hearing on October 6, 2023, on infringement and validity with respect to EP’949. On December
6, 2023, the Court found EP’949 to be invalid. On March 5, 2024, Moderna appealed this decision, and the appeal is pending. The EP’565 case has been stayed pending the outcome of Moderna’s appeal of the
Opposition Division’s revocation of EP’565.
Ireland
In May 2023, Moderna filed a lawsuit against us and our wholly owned subsidiary BioNTech Manufacturing
GmbH, Pfizer Inc., Pfizer Healthcare Ireland, Pfizer Ireland Pharmaceuticals, and C.P. Pharmaceuticals
International C.V. alleging Comirnaty’s infringement of EP’949 and EP’565 in the High Court of Ireland. On
February 26, 2024, the High Court of Ireland stayed the lawsuit pending the final determination of the EPO opposition proceedings for EP’949 and EP’565 (in each case including any appeals).
Belgium
In May 2023, Moderna filed a lawsuit against us, our wholly owned subsidiary BioNTech Manufacturing GmbH,
Pfizer Inc. and Pfizer Manufacturing Belgium alleging Comirnaty’s infringement of EP’949 and EP’565 in the
Brussels Dutch-speaking Enterprise Court. On May 29, 2024, the parties filed a joint request to stay the proceedings, which was entered by the Enterprise Court.
All of the above proceedings are currently pending.
We believe we have strong defenses against the allegations claimed relative to each of the patents and intend to vigorously defend ourselves in the proceedings mentioned above. However, our analysis of Moderna’s claims is ongoing and complex, and we believe the outcome of the suit remains substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
Arbutus and Genevant Proceedings
In April 2023, Arbutus and Genevant filed a lawsuit against Pfizer and us in the U.S. District Court for the District
of New Jersey alleging that Pfizer and we have infringed the following patents owned by Arbutus: U.S. Patent
Nos. 9,504,651; 8,492,359; 11,141,378; 11,298,320; and 11,318,098, through the use of Genevant’s lipid nanoparticle technology and methods for producing such lipids in Comirnaty, and seeking monetary relief. This proceeding is currently pending.
We believe we have strong defenses against the allegations claimed relative to each of the patents and intend to vigorously defend ourselves in the lawsuit mentioned above. However, our analysis of Arbutus and Genevant’s claims is ongoing and complex, and we believe the outcome of the suit remains substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
GlaxoSmithKline Proceedings
In April 2024, GSK filed a lawsuit against Pfizer, Pharmacia & Upjohn Co. LLC, BioNTech SE, BioNTech
Manufacturing GmbH, and BioNTech US Inc. in the United States District Court for the District of Delaware
alleging that the cationic lipid used in COMIRNATY® infringes U.S. Patent Nos. 11,638,693; 11,638,694;
11,666,534; 11,766,401; and 11,786,467; and seeking monetary relief. On August 14, 2024, GSK filed an amended complaint to assert infringement of three additional patents, U.S. Patent Nos. 11,759,422; 11,655,475;
and 11,851,660. This proceeding is currently pending.
We believe we have strong defenses against the allegations claimed relative to each of the patents and intend to vigorously defend ourselves in the lawsuit mentioned above. However, our analysis of GSK’s claims is ongoing and complex, and we believe the outcome of the suit remains substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
Ladewig Proceedings
In January 2024, we and certain of our officers and directors were named as defendants in a securities class action complaint captioned Ladewig v. BioNTech SE filed in the U.S. District Court for the Central District of
California brought on behalf of a putative class of investors who purchased our securities from March 30, 2022 through October 13, 2023. Plaintiffs allege that we violated Sections 10(b) and 20(a) of the Exchange Act by stating that we were “well positioned” to remain a “market leader” in vaccines for the prevention of COVID-19 and by purportedly overstating demand for Comirnaty. Plaintiffs further allege that we failed to adapt our inventory to reflect the emergence of new COVID variants. On July 15, 2024, the case was transferred to the
U.S. District Court for the Southern District of New York.
We believe we have strong defenses against the allegations claimed and intend to vigorously defend ourselves in the lawsuit mentioned above. We cannot reasonably estimate the maximum potential exposure or the range of possible loss for this matter. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
Other Financial Commitments
The other financial commitments were as follows:

(in millions €)	December 31, 2024	December 31, 2023
Commitments under purchase agreements for property, plant and equipment	186.7	154.4
Contractual obligation to acquire intangible assets	1,193.1	1,721.1
Total	1,379.8	1,875.5
Contractual obligations to acquire intangible assets exist in connection with in-licensing and research and development collaborations. We have entered into obligations to make milestone payments once specific targets have been reached. Provided that all of the milestone events are achieved, we would be obligated to pay up to
€1,193.1 million as of December 31, 2024, (€1,721.1 million as of December 31, 2023) in connection with the acquisition of intangible assets. The amounts shown represent the maximum payments to be made, and it is unlikely that they will all fall due. We have excluded any milestone payments subject to in-licensing agreements with Biotheus as such payments are treated as intra-group transactions following the acquisition of Biotheus, which closed in January 2025. Commitments from the acquisition of Biotheus are disclosed under Note 5
Business Combinations. The amounts and the dates of the actual payments may both vary considerably from those stated in the table, since the achievement of the conditions for payment is possible but uncertain. Other financial obligations from possible future sales-based milestone and license payments were not included in the table above.
The expected maturities of payment obligations under purchase agreements for property, plant and equipment and contractual obligations to acquire intangible assets are as follows:

Year ended December 31, 2024

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Commitments under purchase agreements for property, plant and equipment	109.0	77.7	—	186.7
Contractual obligation to acquire intangible assets	118.9	677.6	396.6	1,193.1
Total	227.9	755.3	396.6	1,379.8
Other financial obligations were recognized at nominal value.